INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2013
Income Taxes Tables
Reconciliation of the provision for income taxes

The reconciliation of the provision for income taxes for the year-ended September 30, 2013 and 2012, and the amounts computed by applying the federal income tax rate to net loss are as follows:

	September 30,
	2013	2012
Tax provision (benefit) at statutory rate	(165,469)	(67,800)
State taxes, net of federal expense	(17,666)	(7,239)
Temporary differences	64,553	-
Permanent differences	17,760	-
Change of valuation allowance	100,822	75,039
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